UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2016 – September 30, 2016

Item 1.  Schedule of Investments.

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

Shares	Security Description	Value
Common Stock - 95.8%
Australia - 1.6%
39,058	GrainCorp, Ltd., Class A	$234,660
79,661	Tassal Group, Ltd.	245,703
40,600	The Star Entertainment Group, Ltd.	187,061
		667,424
Austria - 1.3%
9,049	BUWOG AG (a)	244,879
11,581	Palfinger AG	335,776
		580,655
Belgium - 0.9%
1,626	Barco NV	127,585
2,220	Cie d'Entreprises CFE	244,022
		371,607
Canada - 5.1%
23,770	Canam Group, Inc.	182,087
36,010	Cardinal Energy, Ltd.	236,050
84,621	Gran Tierra Energy, Inc. (a)	253,486
37,480	Granite Oil Corp.	169,981
5,288	Russel Metals, Inc.	84,442
135,890	Surge Energy, Inc.	280,698
52,580	TORC Oil & Gas, Ltd.	323,427
148,230	Western Forest Products, Inc.	244,046
52,190	Whitecap Resources, Inc.	435,994
		2,210,211
China - 2.1%
324,941	China Lesso Group Holdings, Ltd.	220,359
302,000	KWG Property Holding, Ltd.	198,182
132,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	66,541
480,000	Xinyi Glass Holdings, Ltd.	433,809
		918,891
Denmark - 2.1%
8,847	Dfds A/S	447,162
4,660	Jyske Bank A/S	217,254
12,425	Matas A/S	232,457
		896,873
Finland - 0.8%
5,748	Cramo OYJ	148,511
29,638	Metsa Board OYJ	175,459
		323,970
Georgia - 0.6%
6,310	BGEO Group PLC	237,510
Germany - 6.6%
7,605	Aareal Bank AG	251,081
21,063	ADVA Optical Networking SE (a)	212,004
5,537	Bilfinger SE (a)	182,681
3,286	Carl Zeiss Meditec AG	125,616
1,671	Cewe Stiftung & Co. KGAA	150,169
22,023	Deutz AG	111,105
4,100	Duerr AG	344,140
13,498	ElringKlinger AG	239,423
1,407	Indus Holding AG	80,118
46,083	Kloeckner & Co. SE (a)	561,417
3,190	Krones AG	310,330
7,667	RHOEN-KLINIKUM AG	233,060
427	zooplus AG (a)	61,877
		2,863,021
Gibraltar - 0.2%
36,555	888 Holdings PLC	104,948
Shares	Security Description	Value
Hong Kong - 1.5%
198,000	China State Construction International Holdings, Ltd.	$260,379
547,620	Dah Chong Hong Holdings, Ltd.	220,985
876,120	EVA Precision Industrial Holdings, Ltd.	105,048
75,200	Man Wah Holdings, Ltd.	48,185
		634,597
Indonesia - 1.4%
1,015,400	Matahari Putra Prima Tbk PT	137,711
12,011,500	Panin Financial Tbk PT (a)	173,946
228,700	United Tractors Tbk PT	310,167
		621,824
Ireland - 0.8%
14,484	Smurfit Kappa Group PLC	323,785
Israel - 0.4%
4,628	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	187,151
Italy - 3.5%
10,160	Banca Generali SpA	194,938
10,450	Brembo SpA	623,341
91,180	Cairo Communication SpA	347,432
98,812	Saras SpA	157,066
31,330	Zignago Vetro SpA	180,196
		1,502,973
Japan - 24.4%
14,500	Alps Electric Co., Ltd.	343,178
42,100	Anritsu Corp.	239,136
4,600	BML, Inc.	120,347
2,700	Cawachi, Ltd.	65,020
30,000	Chiyoda Corp.	244,367
32,000	Chugoku Marine Paints, Ltd.	222,790
20,800	DCM Holdings Co., Ltd.	177,837
8,950	DIC Corp.	274,488
33,400	EDION Corp.	277,990
7,400	FCC Co., Ltd.	157,698
43,200	FIDEA Holdings Co., Ltd.	67,310
18,800	Foster Electric Co, Ltd.	340,386
18,200	Geo Holdings Corp.	233,681
22,500	Hitachi Construction Machinery Co., Ltd.	443,543
54,500	Hitachi Zosen Corp.	274,099
3,300	Hogy Medical Co., Ltd.	230,077
12,000	Icom, Inc.	237,385
4,800	Inabata & Co., Ltd.	48,850
24,000	Jeol, Ltd.	96,090
1,700	J-Oil Mills, Inc.	60,184
3,200	Kaga Electronics Co., Ltd.	39,320
4,200	Kato Sangyo Co., Ltd.	98,741
8,600	Kohnan Shoji Co., Ltd.	165,970
13,000	Komori Corp.	162,556
4,400	Kyokuto Kaihatsu Kogyo Co., Ltd.	50,333
93,500	Makino Milling Machine Co., Ltd.	568,902
30,000	Marudai Food Co., Ltd.	145,555
11,400	Miraca Holdings, Inc.	563,227
2,000	Mochida Pharmaceutical Co., Ltd.	155,811
175,500	Monex Group, Inc.	408,441
2,600	NEC Networks & System Integration Corp.	43,972
27,000	Nippon Chemi-Con Corp.	43,667
22,000	Nippon Kayaku Co., Ltd.	235,393
97,300	NTN Corp.	334,872
83,400	Round One Corp.	563,375
7,620	Ryosan Co., Ltd.	229,941
10,600	Sega Sammy Holdings, Inc.	150,003
52,000	Shinmaywa Industries, Ltd.	341,009

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

Shares	Security Description	Value
8,000	Ship Healthcare Holdings, Inc.	$243,775
50,700	SKY Perfect JSAT Holdings, Inc.	246,988
19,700	Star Micronics Co., Ltd.	244,198
9,050	Sumitomo Real Estate Sales Co., Ltd.	182,776
33,000	Takara Leben Co., Ltd.	220,640
25,000	Takuma Co., Ltd.	234,702
13,300	Tatsuta Electric Wire and Cable Co., Ltd.	46,561
4,690	TechnoPro Holdings, Inc.	175,982
32,600	Tokyo Dome Corp.	303,159
7,000	Toshiba TEC Corp. (a)	28,095
16,000	Toyo Kanetsu KK	33,450
5,000	Yuasa Trading Co., Ltd.	113,850
		10,529,720
Malaysia - 1.1%
61,200	AirAsia Bhd	41,288
210,400	Alliance Financial Group Bhd	189,261
32,631	Berjaya Sports Toto Bhd	26,118
399,000	Supermax Corp. Bhd	210,330
		466,997
Mexico - 1.5%
171,400	Concentradora Hipotecaria SAPI de CV REIT	238,142
584,481	Consorcio ARA SAB de CV	204,074
119,160	PLA Administradora Industrial S de RL de CV REIT (a)	197,271
		639,487
Netherlands - 2.3%
17,504	BE Semiconductor Industries NV	597,758
17,167	Intertrust NV (a)(b)	412,400
		1,010,158
New Zealand - 0.2%
153,720	TOWER, Ltd.	103,536
Norway - 1.8%
10,696	Aker ASA, Class A	367,923
46,001	Austevoll Seafood ASA	386,957
		754,880
Panama - 1.0%
14,676	Banco Latinoamericano de Comerico Exterior SA, Class E	413,570
Singapore - 0.6%
315,816	Symphony International Holdings, Ltd.	243,178
South Africa - 0.5%
38,103	Barloworld, Ltd.	231,214
South Korea - 3.9%
50,290	DGB Financial Group, Inc.	412,329
8,658	GS Engineering & Construction Corp. (a)	230,728
11,494	Hankook Tire Worldwide Co., Ltd.	239,513
8,613	Jusung Engineering Co., Ltd. (a)	82,505
139	Korea Petrochemical Ind Co., Ltd.	26,946
11,927	LG International Corp.	377,947
3,742	LS Corp.	197,743
2,099	Posco Daewoo Corp.	46,693
3,352	Songwon Industrial Co., Ltd.	63,762
		1,678,166
Spain - 1.9%
10,336	Ebro Foods SA	240,347
50,487	Mediaset Espana Comunicacion SA	598,338
		838,685
Shares	Security Description	Value
Sweden - 1.5%
63,176	Cloetta AB, Class B	$229,027
8,160	JM AB	222,957
14,711	Mycronic AB	183,484
		635,468
Switzerland - 6.7%
701	Bucher Industries AG	175,412
160	Forbo Holding AG	215,090
925	Georg Fischer AG	809,316
1,703	Kardex AG (a)	163,376
35,274	Logitech International SA	791,532
53,042	OC Oerlikon Corp. AG (a)	529,601
2,050	Valiant Holding AG	188,541
		2,872,868
Taiwan - 6.0%
77,000	Accton Technology Corp.	119,877
6,000	Actron Technology Corp.	21,726
67,357	Chicony Electronics Co., Ltd.	170,404
288,543	China Life Insurance Co., Ltd.	263,730
11,773	ChipMOS TECHNOLOGIES Bermuda, Ltd.	233,105
76,793	FLEXium Interconnect, Inc.	228,575
33,000	Global Unichip Corp.	79,696
524,328	King's Town Bank Co., Ltd.	442,439
208,000	Micro-Star International Co., Ltd.	540,811
68,000	Realtek Semiconductor Corp.	223,445
36,000	Taiwan FU Hsing Industrial Co., Ltd.	48,294
236,000	Teco Electric and Machinery Co., Ltd.	203,283
		2,575,385
United Arab Emirates - 0.7%
472,580	Gulf Marine Services PLC	307,799
United Kingdom - 12.8%
75,740	Arrow Global Group PLC	289,112
162,870	Blancco Technology Group PLC	474,984
22,522	Bovis Homes Group PLC	255,429
55,140	Brewin Dolphin Holdings PLC	188,537
95,285	Cambian Group PLC	119,490
10,737	Dunelm Group PLC	118,571
36,010	Essentra PLC	226,790
113,795	Fenner PLC	294,991
24,847	JD Sports Fashion PLC	475,674
19,419	Kennedy Wilson Europe Real Estate PLC	252,706
400,791	Ladbrokes PLC	727,279
156,582	Lookers PLC	232,382
24,970	Playtech PLC	294,520
214,252	QinetiQ Group PLC	657,600
17,346	Redde PLC	44,966
12,520	Secure Trust Bank PLC	386,546
5,459	SuperGroup PLC	106,347
57,008	Tyman PLC	206,525
36,726	Virgin Money Holdings UK PLC	148,138
		5,500,587
Total Common Stock (Cost $39,323,104)		41,247,138
Investment Companies - 0.5%
554,900	Digital Telecommunications Infrastructure Fund (Cost $192,293)	237,014
Money Market Fund - 3.0%
1,299,834	BlackRock Liquidity Funds FedFund Portfolio, 0.37% (c) (Cost $1,299,834)	1,299,834
Total Investments - 99.3% (Cost $40,815,231)*		$42,783,986
Other Assets & Liabilities, Net – 0.7%		293,241
Net Assets – 100.0%		$43,077,227

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $412,400 or 1.0% of net assets.
(c)	Variable rate security. Rate presented is as of September 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,924,024
Gross Unrealized Depreciation	(1,955,269)
Net Unrealized Appreciation	$1,968,755

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.

Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$667,424	$-	$-	$667,424
Austria	580,655	-	-	580,655
Belgium	371,607	-	-	371,607
Canada	2,210,211	-	-	2,210,211
China	918,891	-	-	918,891
Denmark	896,873	-	-	896,873
Finland	323,970	-	-	323,970
Georgia	237,510	-	-	237,510
Germany	2,863,021	-	-	2,863,021
Gibraltar	104,948	-	-	104,948
Hong Kong	634,597	-	-	634,597
Indonesia	621,824	-	-	621,824
Ireland	323,785	-	-	323,785
Israel	187,151	-	-	187,151
Italy	1,502,973	-	-	1,502,973
Japan	10,529,720	-	-	10,529,720
Malaysia	466,997	-	-	466,997
Mexico	639,487	-	-	639,487
Netherlands	1,010,158	-	-	1,010,158
New Zealand	103,536	-	-	103,536
Norway	754,880	-	-	754,880
Panama	413,570	-	-	413,570
Singapore	243,178	-	-	243,178
South Africa	231,214	-	-	231,214
South Korea	1,678,166	-	-	1,678,166
Spain	838,685	-	-	838,685
Sweden	635,468	-	-	635,468
Switzerland	2,872,868	-	-	2,872,868
Taiwan	2,575,385	-	-	2,575,385
United Arab Emirates	307,799	-	-	307,799
United Kingdom	5,500,587	-	-	5,500,587
Investment Companies	237,014	-	-	237,014
Money Market Fund	-	1,299,834	-	1,299,834
Total Investments At Value	$41,484,152	$1,299,834	$-	$42,783,986

ACUITAS INTERNATIONAL SMALL CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Common Stock

Balance as of June 30, 2016	$23,316
Tender Offer	(22,499)
Realized Gain / (Loss)	1,439
Change in Unrealized Appreciation/ (Depreciation)	(2,256)
Balance as of September 30, 2016	$-
Net change in unrealized appreciation (depreciation) from investments held as of September 30, 2016	$-

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

ACUITAS US MICROCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

Shares	Security Description	Value
Common Stock - 97.8%
Consumer Discretionary - 20.6%
57,400	America's Car-Mart, Inc. (a)	$2,088,786
27,400	Beazer Homes USA, Inc. (a)	319,484
36,857	Build-A-Bear Workshop, Inc. (a)	381,839
32,764	Carriage Services, Inc.	774,869
15,700	Central Garden and Pet Co., Class A (a)	389,360
16,378	CRA International, Inc. (a)	435,491
98,775	Crown Crafts, Inc.	998,615
22,500	Entercom Communications Corp., Class A	291,150
58,682	Entravision Communications Corp., Class A	447,744
12,946	Ethan Allen Interiors, Inc.	404,821
29,736	Fiesta Restaurant Group, Inc. (a)	713,664
17,400	Horizon Global Corp. (a)	346,782
35,400	K12, Inc. (a)	507,990
15,300	M/I Homes, Inc. (a)	360,621
10,400	MarineMax, Inc. (a)	217,880
50,903	MDC Partners, Inc., Class A	545,680
8,400	Nautilus, Inc. (a)	190,848
9,200	Perry Ellis International, Inc. (a)	177,376
15,055	Saga Communications, Inc., Class A	682,594
70,434	Sequential Brands Group, Inc. (a)	563,472
8,400	Stoneridge, Inc. (a)	154,560
161,690	Tandy Leather Factory, Inc. (a)	1,238,545
11,100	The Marcus Corp.	277,944
41,659	TravelCenters of America, LLC (a)	298,279
17,682	William Lyon Homes, Class A (a)	328,001
14,614	Winmark Corp.	1,542,069
37,900	ZAGG, Inc. (a)	306,990
		14,985,454
Consumer Staples - 3.4%
19,320	Arrowhead Pharmaceuticals, Inc. (a)	142,002
102,666	Cascadian Therapeutics, Inc. (a)	168,372
11,023	Core-Mark Holding Co., Inc.	394,623
78,396	Inventure Foods, Inc. (a)	736,923
4,700	John B Sanfilippo & Son, Inc. (a)	241,251
6,500	Medifast, Inc.	245,635
12,100	Minerva Neurosciences, Inc. (a)	170,792
12,882	Omega Protein Corp. (a)	301,052
32,107	Vical, Inc. (a)	97,605
		2,498,255
Energy - 3.3%
18,900	Archrock, Inc.	247,212
30,600	Dawson Geophysical Co. (a)	233,478
31,775	Natural Gas Services Group, Inc. (a)	781,348
4,700	REX American Resources Corp. (a)	398,372
32,100	SunCoke Energy, Inc.	257,442
22,400	TETRA Technologies, Inc. (a)	136,864
17,722	Unit Corp. (a)	329,629
		2,384,345
Financial Services - 14.0%
58,800	Arbor Realty Trust, Inc. REIT	436,296
33,100	Armada Hoffler Properties, Inc. REIT	443,540
101,925	Atlas Financial Holdings, Inc. (a)	1,607,357
24,700	Banc of California, Inc.	431,262
10,700	Berkshire Hills Bancorp, Inc.	296,497
19,580	Cass Information Systems, Inc.	1,109,207
15,600	Central Valley Community Bancorp	247,416
26,400	Crawford & Co., Class B	299,640
2,793	Diamond Hill Investment Group, Inc. (a)	516,119
12,300	Enterprise Financial Services Corp.	384,375
Shares	Security Description	Value
5,400	Financial Institutions, Inc.	$146,394
12,300	First Defiance Financial Corp.	549,072
10,200	First Internet Bancorp	235,518
9,800	First Merchants Corp.	262,150
18,122	Fortress Transportation & Infrastructure Investors, LLC	226,706
8,700	Heartland Financial USA, Inc.	313,809
23,500	MainSource Financial Group, Inc.	586,325
34,600	OFG Bancorp	349,806
7,200	Old Line Bancshares, Inc.	142,056
10,500	PennyMac Financial Services, Inc., Class A (a)	178,605
12,500	Premier Financial Bancorp, Inc.	214,250
51,702	Pzena Investment Management, Inc., Class A	398,105
8,100	RE/MAX Holdings, Inc.	354,618
20,200	Walker & Dunlop, Inc. (a)	510,252
		10,239,375
Health Care - 20.0%
74,295	Addus HomeCare Corp. (a)	1,943,557
4,400	Almost Family, Inc. (a)	161,788
28,417	AMAG Pharmaceuticals, Inc. (a)	696,501
9,500	Applied Genetic Technologies Corp. (a)	92,910
15,700	Ardelyx, Inc. (a)	203,158
90,942	BioDelivery Sciences International, Inc. (a)	245,543
3,800	BioSpecifics Technologies Corp. (a)	173,546
57,258	BioTelemetry, Inc. (a)	1,063,281
29,911	Capital Senior Living Corp. (a)	502,505
37,685	Corcept Therapeutics, Inc. (a)	244,953
58,253	Cross Country Healthcare, Inc. (a)	686,220
12,243	Cynosure, Inc., Class A (a)	623,658
8,863	Dipexium Pharmaceuticals, Inc. (a)	128,514
8,509	Dynavax Technologies Corp. (a)	89,259
98,100	Enzo Biochem, Inc. (a)	499,329
5,400	Five Prime Therapeutics, Inc. (a)	283,446
26,404	Flamel Technologies SA, ADR (a)	327,410
12,450	Fluidigm Corp. (a)	99,725
54,219	Fortress Biotech, Inc. (a)	161,030
66,200	Harvard Bioscience, Inc. (a)	180,064
10,500	Heska Corp. (a)	571,515
19,200	LeMaitre Vascular, Inc.	380,928
21,450	National Research Corp., Class A	349,420
17,199	National Research Corp., Class B	593,365
118,711	NeoGenomics, Inc. (a)	975,804
3,008	Neos Therapeutics, Inc. (a)	19,793
12,700	Repligen Corp. (a)	383,413
62,300	Rigel Pharmaceuticals, Inc. (a)	228,641
12,600	SciClone Pharmaceuticals, Inc. (a)	129,150
25,088	SeaSpine Holdings Corp. (a)	253,640
10,757	Supernus Pharmaceuticals, Inc. (a)	266,021
26,025	Tracon Pharmaceuticals, Inc. (a)	175,929
14,000	Triple-S Management Corp., Class B (a)	307,020
22,410	Utah Medical Products, Inc.	1,340,118
8,939	Xencor, Inc. (a)	218,916
		14,600,070
Materials & Processing - 7.0%
31,200	Century Aluminum Co. (a)	216,840
24,520	Chase Corp.	1,694,822
25,150	Culp, Inc.	748,715
10,800	Insteel Industries, Inc.	391,392
19,023	KMG Chemicals, Inc.	538,922
15,200	Olympic Steel, Inc.	335,920
6,600	Patrick Industries, Inc. (a)	408,672

ACUITAS US MICROCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2016

Shares	Security Description	Value
34,657	Quanex Building Products Corp.	$598,180
15,200	Silver Standard Resources, Inc. (a)	183,312
		5,116,775
Producer Durables - 18.0%
33,900	ACCO Brands Corp. (a)	326,796
4,900	Argan, Inc.	290,031
19,287	Boise Cascade Co. (a)	489,890
28,900	Casella Waste Systems, Inc. (a)	297,670
16,600	Control4 Corp. (a)	203,848
12,600	Ducommun, Inc. (a)	287,784
14,600	Global Brass & Copper Holdings, Inc.	421,794
12,415	GP Strategies Corp. (a)	305,657
92,395	Graham Corp.	1,764,744
9,100	Heidrick & Struggles International, Inc.	168,805
5,249	Huron Consulting Group, Inc. (a)	313,680
8,600	Lydall, Inc. (a)	439,718
17,978	Marten Transport, Ltd.	377,538
15,600	Modine Manufacturing Co. (a)	185,016
7,100	NV5 Global, Inc. (a)	229,401
16,300	Resources Connection, Inc.	243,522
30,745	SP Plus Corp. (a)	786,150
55,625	Thermon Group Holdings, Inc. (a)	1,098,594
159,315	Transcat, Inc. (a)	1,672,808
16,561	Tutor Perini Corp. (a)	355,565
95,230	UFP Technologies, Inc. (a)	2,523,595
5,000	VSE Corp.	169,950
15,800	YRC Worldwide, Inc. (a)	194,656
		13,147,212
Technology - 10.0%
117,125	American Software, Inc., Class A	1,300,088
131,900	AXT, Inc. (a)	684,561
32,900	Blucora, Inc. (a)	368,480
41,016	CalAmp Corp. (a)	572,173
33,034	Callidus Software, Inc. (a)	606,174
11,700	Comtech Telecommunications Corp.	149,877
42,400	DHI Group, Inc. (a)	334,536
90,800	Extreme Networks, Inc. (a)	407,692
99,400	Limelight Networks, Inc. (a)	185,878
66,500	MeetMe, Inc. (a)	412,300
30,800	NeoPhotonics Corp. (a)	503,272
39,724	PDF Solutions, Inc. (a)	721,785
27,096	Perficient, Inc. (a)	545,984
25,900	Rudolph Technologies, Inc. (a)	459,466
		7,252,266
Utilities - 1.5%
58,100	Atlantic Power Corp.	143,507
63,480	Boingo Wireless, Inc. (a)	652,574
48,400	Vonage Holdings Corp. (a)	319,924
		1,116,005
Total Common Stock (Cost $64,620,757)		71,339,757
Investment Companies - 0.8%
8,286	SPDR S&P Biotech ETF (Cost $475,470)	549,279
Money Market Fund - 1.6%
1,203,055	BlackRock Liquidity Funds FedFund Portfolio, 0.37% (b) (Cost $1,203,055)	1,203,055
Total Investments - 100.2% (Cost $66,299,282)*		$73,092,091
Other Assets & Liabilities, Net – (0.2)%		(114,335)
Net Assets – 100.0%		$72,977,756

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LLC	Limited Liability Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$9,548,145
Gross Unrealized Depreciation	(2,755,336)
Net Unrealized Appreciation	$6,792,809

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2016.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$71,889,036
Level 2 - Other Significant Observable Inputs	1,203,055
Level 3 - Significant Unobservable Inputs	-
Total	$73,092,091

The Level 1 value displayed in this table is Common Stock and Investment Companies. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II
By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	November 1, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	November 1, 2016